Business Combinations, Acquisitions and Non-controlling Interest - Summary of Consolidated Statements of Comprehensive Income (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of detailed information about business combination [line items]
Operating costs and expenses	$ 851,531,619	$ 42,686	$ 852,507,334	$ 898,650,510
Operating income	165,354,911	8,289	154,840,535	139,557,171
Net income	51,026,957	2,559	70,313,455	54,516,823
Total comprehensive income	104,489,719	5,237	6,124,939	(12,805,619)
Distribution of the net profit (loss) to:
Equity holders of the parent	46,852,605	2,349	67,730,891	52,566,197
Non-controllinginterest	4,174,352	210	2,582,564	1,950,626
Net income	51,026,957	2,559	70,313,455	54,516,823
Comprehensive income (loss) for the year attributable to:
Equity holders of the parent	86,150,118	4,319	5,450,679	(11,770,227)
Non-controllinginterest	18,339,601	918	674,260	(1,035,392)
Total comprehensive income (loss) for the year	104,489,719	$ 5,237	6,124,939	(12,805,619)
Subsidiaries with material non-controlling interests [member]
Disclosure of detailed information about business combination [line items]
Operating revenues	111,472,191		98,420,289	100,716,444
Operating costs and expenses	98,312,325		89,732,428	95,984,880
Operating income	13,159,866		8,687,861	4,731,564
Net income	7,787,388		5,051,145	3,809,694
Total comprehensive income	12,103,406		1,466,783	5,047,838
Distribution of the net profit (loss) to:
Equity holders of the parent	3,986,412		2,565,733	1,942,944
Non-controllinginterest	3,800,976		2,485,412	1,866,750
Net income	7,787,388		5,051,145	3,809,694
Comprehensive income (loss) for the year attributable to:
Equity holders of the parent	6,172,737		748,059	2,574,397
Non-controllinginterest	5,930,669		718,724	2,473,441
Total comprehensive income (loss) for the year	$ 12,103,406		$ 1,466,783	$ 5,047,838